Schedule of Long Term Debt Repayment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
2015	¥ 706,325
2016	766,654
2017	806,441
2018	697,123
2019	374,957
Thereafter	507,374
Total	¥ 3,858,874	¥ 4,061,534